Buffalo High Yield Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Shares or Face Amount		Fair Value*
	PREFERRED STOCKS - 1.63%
	Energy - 0.54%
	Oil, Gas & Consumable Fuels - 0.54%
50,000	Targa Resources Partners LP (1 Month LIBOR USD + 7.710%)	$1,121,500
	Total Energy (Cost $1,245,220)	1,121,500

	Financials - 1.09%
	Diversified Financial Services - 1.09%
100,000	Compass Diversified Holdings	2,279,000
	Total Financials (Cost $2,484,285)	2,279,000

	TOTAL PREFERRED STOCKS (Cost $3,729,505)	3,400,500

	COMMON STOCKS - 0.63%
	Communication Services - 0.17%
	Entertainment - 0.17%
24,485	Lions Gate Entertainment Corp. - Class A (a)	181,434
24,485	Lions Gate Entertainment Corp. - Class B (a)	167,232
	Total Communication Services (Cost $499,984)	348,666

	Energy - 0.25%
	Oil, Gas & Consumable Fuels - 0.25%
75,000	Energy Transfer Equity, L.P.	534,000
	Total Energy (Cost $926,302)	534,000

	Industrials - 0.21%
	Machinery - 0.21%
19,000	The Greenbrier Companies, Inc.	432,250
	Total Industrials (Cost $673,856)	432,250

	TOTAL COMMON STOCKS (Cost $2,100,142)	1,314,916

	CONVERTIBLE BONDS - 19.98%
	Communication Services - 1.44%
	Entertainment - 0.12%
	Live Nation Entertainment, Inc.
250,000	2.500%, 03/15/2023	254,219
	Interactive Media & Services - 1.32%
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,471,534
	Zillow Group, Inc.
1,100,000	2.750%, 05/15/2025	1,284,481
		2,756,015
	Total Communication Services (Cost $2,810,602)	3,010,234

	Financials - 1.71%
	Consumer Finance - 1.71%
	PRA Group, Inc.
1,500,000	3.000%, 08/01/2020	1,495,059
2,000,000	3.500%, 06/01/2023	2,073,373
	Total Financials (Cost $3,528,761)	3,568,432

	Health Care - 3.07%
	Biotechnology - 1.65%
	Flexion Therapeutics, Inc.
2,000,000	3.375%, 05/01/2024	1,676,250
	Ligand Pharmaceuticals, Inc.
2,000,000	0.750%, 05/15/2023	1,759,071
		3,435,321
	Pharmaceuticals - 1.42%
	Dermira, Inc.
1,000,000	3.000%, 05/15/2022	1,013,750
	Revance Therapeutics, Inc.
2,000,000	1.750%, 02/15/2027 (b)	1,959,674
		2,973,424
	Total Health Care (Cost $6,557,702)	6,408,745

	Industrials - 3.24%
	Air Freight & Logistics - 1.14%
	Air Transport Services Group, Inc.
2,500,000	1.125%, 10/15/2024	2,379,143
	Airlines - 1.01%
	Southwest Airlines Co.
1,750,000	1.250%, 05/01/2025	2,110,554
	Construction & Engineering - 0.69%
	Tutor Perini Corporation
1,500,000	2.875%, 06/15/2021	1,428,152
	Machinery - 0.40%
	The Greenbrier Companies, Inc.
1,000,000	2.875%, 02/01/2024	826,722
	Total Industrials (Cost $6,691,125)	6,744,571

	Information Technology - 10.52%
	Communications Equipment - 0.89%
	Lumentum Holdings, Inc.
1,750,000	0.500%, 12/15/2026 (b)	1,846,250
	IT Services - 1.86%
	Cardtronics plc
2,000,000	1.000%, 12/01/2020 (a)	1,982,500
	MongoDB, Inc.
1,500,000	0.250%, 01/15/2026 (b)	1,896,007
		3,878,507
	Software - 7.77%
	8x8, Inc.
2,000,000	0.500%, 02/01/2024	1,799,212
	Cerence, Inc.
3,000,000	3.000%, 06/01/2025 (b)	3,955,714
	Guidewire Software, Inc.
2,000,000	1.250%, 03/15/2025	2,336,246
	J2 Global, Inc.
2,250,000	1.750%, 11/01/2026 (b)	1,903,482
	Nuance Communications, Inc.
3,310,000	1.500%, 11/01/2035	4,299,384
	Pluralsight, Inc.
1,000,000	0.375%, 03/01/2024	887,835
	Zscaler, Inc.
1,000,000	0.125%, 07/01/2025 (b)	1,026,410
		16,208,283
	Total Information Technology (Cost $19,709,094)	21,933,040

	TOTAL CONVERTIBLE BONDS (Cost $39,297,284)	41,665,022

	CORPORATE BONDS - 54.16%
	Administrative and Support and Waste Management and Remediation Services - 0.24%
	Office Administrative Services - 0.24%
	Cargo Aircraft Management, Inc.
500,000	4.750%, 02/01/2028 (b)	496,875
	Total Administrative and Support and Waste Management and Remediation Services (Cost $500,000)	496,875

	Agriculture, Forestry, Fishing and Hunting - 1.00%
	Forest Nurseries and Gathering of Forest Products - 1.00%
	Enviva Partners LP / Enviva Partners Finance Corp.
2,000,000	6.500%, 01/15/2026 (b)	2,083,750
	Total Agriculture, Forestry, Fishing and Hunting (Cost $2,018,750)	2,083,750

	Basic Materials - 0.45%
	Basic Chemical Manufacturing - 0.45%
	Tronox, Inc.
1,000,000	6.500%, 04/15/2026 (b)	937,400
	Total Basic Materials (Cost $987,500)	937,400

	Communication Services - 7.97%
	Diversified Telecommunication Services - 2.22%
	Consolidated Communications, Inc.
5,000,000	6.500%, 10/01/2022	4,614,625
	Entertainment - 1.40%
	Live Nation Entertainment, Inc.
1,000,000	4.875%, 11/01/2024 (b)	903,115
500,000	5.625%, 03/15/2026 (b)	456,780
250,000	4.750%, 10/15/2027 (b)	215,651
	Netflix, Inc.
250,000	5.500%, 02/15/2022	261,469
1,000,000	5.750%, 03/01/2024	1,086,145
		2,923,160
	Interactive Media & Services - 0.50%
	Match Group, Inc.
1,000,000	5.000%, 12/15/2027 (b)	1,044,110
	Media - 3.85%
	AMC Networks, Inc.
1,500,000	5.000%, 04/01/2024	1,489,687
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	886,015
	The E.W. Scripps Co.
250,000	5.125%, 05/15/2025 (b)	238,411
	Gray Television, Inc.
2,060,000	5.875%, 07/15/2026 (b)	2,055,231
	National CineMedia LLC
1,500,000	5.750%, 08/15/2026	1,040,340
	Nexstar Broadcasting, Inc.
500,000	5.625%, 08/01/2024 (b)	505,053
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (b)	1,813,655
		8,028,392
	Total Communication Services (Cost $17,759,375)	16,610,287

	Consumer Staples - 1.39%
	Food Products - 1.39%
	Performance Food Group, Inc.
3,000,000	5.500%, 10/15/2027 (b)	2,900,490
	Total Consumer Staples (Cost $3,000,000)	2,900,490

	Consumer Discretionary - 8.81%
	Auto Components - 0.48%
	Allison Transmission, Inc.
1,000,000	5.000%, 10/01/2024 (b)	1,000,610
	Commercial Services - 1.47%
	Compass Group Diversified Holdings LLC
2,000,000	8.000%, 05/01/2026 (b)	2,040,980
	The ServiceMaster Co. LLC
1,000,000	5.125%, 11/15/2024 (b)	1,016,355
		3,057,335
	Hotels, Restaurants & Leisure - 1.96%
	Nathan's Famous, Inc.
1,500,000	6.625%, 11/01/2025 (b)	1,518,750
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (a)	1,227,001
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (b)	1,342,500
		4,088,251
	Leisure Products - 1.58%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,303,176
	Media - 0.73%
	Sirius XM Radio, Inc.
1,500,000	4.625%, 05/15/2023 (b)	1,512,157
	Specialty Retail - 0.96%
	Penske Automotive Group, Inc.
2,000,000	5.750%, 10/01/2022	2,006,230
	Textiles, Apparel & Luxury Goods - 1.63%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,404,345
	Total Consumer Discretionary (Cost $17,848,449)	18,372,104

	Consumer Staples - 2.91%
	Food Products - 2.91%
	Pilgrim's Pride Corp.
1,000,000	5.750%, 03/15/2025 (b)	998,540
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,007,030
3,000,000	6.000%, 02/15/2024 (b)	3,067,815
	Total Consumer Staples (Cost $5,981,387)	6,073,385

	Energy - 5.42%
	Oil, Gas & Consumable Fuels - 5.42%
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
2,000,000	6.750%, 05/15/2025	1,857,290
	Energy Transfer Operating LP
1,000,000	7.125% (5 Year CMT Rate + 5.306%), 11/15/2165	856,250
	MEG Energy Corp.
2,000,000	7.125%, 02/01/2027 (a)(b)	1,667,500
	MPLX LP
3,500,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	3,149,045
	Parsley Energy LLC / Parsley Finance Corp.
1,000,000	5.375%, 01/15/2025 (b)	975,910
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (a)(b)	1,228,647
1,500,000	5.375%, 09/30/2025 (a)(b)	1,324,673
	Viper Energy Partners LP
250,000	5.375%, 11/01/2027 (b)	245,653
	Total Energy (Cost $12,570,272)	11,304,968

	Financials - 1.85%
	Capital Markets - 0.71%
	Donnelley Financial Solutions, Inc.
1,500,000	8.250%, 10/15/2024	1,483,103
	Diversified Financial Services - 1.14%
	Cott Holdings, Inc.
1,250,000	5.500%, 04/01/2025 (b)	1,259,619
	Everi Payments, Inc.
1,160,000	7.500%, 12/15/2025 (b)	1,114,928
		2,374,547
	Total Financials (Cost $3,902,000)	3,857,650

	Health Care - 5.45%
	Health Care Equipment & Supplies - 0.49%
	Catalent Pharma Solutions, Inc.
1,000,000	4.875%, 01/15/2026 (b)	1,018,760
	Pharmaceuticals - 4.96%
	Valeant Pharmceuticals
1,000,000	9.250%, 04/01/2026 (b)	1,086,200
	Bausch Health Companies Inc.
1,500,000	5.500%, 11/01/2025 (a)(b)	1,539,000
500,000	9.000%, 12/15/2025 (a)(b)	539,205
100,000	5.000%, 01/30/2028 (a)(b)	94,274
100,000	5.250%, 01/30/2030 (a)(b)	94,987
	Horizon Therapeutics USA, Inc.
1,000,000	5.500%, 08/01/2027 (b)	1,042,060
	Mylan NV
2,000,000	3.950%, 06/15/2026 (a)	2,237,832
	Teva Pharmaceutical Finance Netherlands III BV
1,000,000	7.125%, 01/31/2025 (a)(b)	1,066,470
	Teva Pharmaceutical Industries Ltd.
2,500,000	6.750%, 03/01/2028 (a)	2,646,762
		10,346,790
	Total Health Care (Cost $10,432,265)	11,365,550

	Industrials - 10.89%
	Aerospace & Defense - 0.66%
	TransDigm, Inc.
500,000	6.250%, 03/15/2026 (b)	499,623
500,000	6.375%, 06/15/2026	457,120
	Triumph Group, Inc.
500,000	6.250%, 09/15/2024 (b)	425,990
		1,382,733
	Building Products - 2.03%
	Builders FirstSource, Inc.
450,000	6.750%, 06/01/2027 (b)	462,008
4,000,000	5.000%, 03/01/2030 (b)	3,769,380
		4,231,388
	Commercial Services & Supplies - 4.89%
	Cimpress NV
2,000,000	7.000%, 06/15/2026 (a)(b)	1,852,120
	Covanta Holding Corp.
250,000	5.875%, 03/01/2024	253,099
1,500,000	5.875%, 07/01/2025	1,524,217
	Matthews International Corp.
2,260,000	5.250%, 12/01/2025 (b)	2,042,238
	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024	1,029,925
	Quad Graphics, Inc.
4,000,000	7.000%, 05/01/2022	3,494,060
		10,195,659
	Construction & Engineering - 1.66%
	Great Lakes Dredge & Dock Corp.
1,500,000	8.000%, 05/15/2022	1,542,772
	Tutor Perini Corp.
2,000,000	6.875%, 05/01/2025 (b)	1,911,250
		3,454,022
	Trading Companies & Distributors - 1.65%
	Fly Leasing Ltd.
2,000,000	6.375%, 10/15/2021 (a)	1,824,690
2,000,000	5.250%, 10/15/2024 (a)	1,627,290
		3,451,980
	Total Industrials (Cost $24,443,985)	22,715,782

	Information - 0.93%
	Radio and Television Broadcasting - 0.93%
	iHeartCommunications, Inc.
2,000,000	8.375%, 05/01/2027	1,836,370
100,000	5.250%, 08/15/2027 (b)	95,919
	Total Information (Cost $2,198,395)	1,932,289

	Information Technology - 3.55%
	Electronic Equipment, Instruments & Components - 0.97%
	Anixter, Inc.
500,000	5.125%, 10/01/2021	526,550
	Itron, Inc.
1,500,000	5.000%, 01/15/2026 (b)	1,499,715
		2,026,265
	IT Services - 1.05%
	Cardtronics Inc / Cardtronics USA, Inc.
1,000,000	5.500%, 05/01/2025 (a)(b)	973,645
	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
1,200,000	6.000%, 07/15/2025 (b)	1,224,126
		2,197,771
	Technology Hardware, Storage & Peripherals - 1.53%
	Diebold Nixdorf, Inc.
4,000,000	8.500%, 04/15/2024	3,184,580
	Total Information Technology (Cost $8,124,552)	7,408,616

	Materials - 1.10%
	Chemicals - 0.48%
	OCI NV
1,000,000	6.625%, 04/15/2023 (a)(b)	1,010,000
	Metals & Mining - 0.62%
	Commercial Metals Co.
1,000,000	5.750%, 04/15/2026	1,027,965
250,000	5.375%, 07/15/2027	254,015
		1,281,980
	Total Materials (Cost $2,261,250)	2,291,980

	Retail Trade - 1.05%
	Sporting Goods, Hobby, and Musical Instrument Stores - 1.05%
	Michaels Stores, Inc.
2,500,000	8.000%, 07/15/2027 (b)	2,179,225
	Total Retail Trade (Cost $2,398,747)	2,179,225

	Wholesale Trade - 1.15%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.73%
	Herbalife Nutrition Ltd / HLF Financing, Inc.
500,000	7.875%, 09/01/2025 (a)(b)	517,188
	HLF Financing Sarl LLC / Herbalife International, Inc.
1,000,000	7.250%, 08/15/2026 (b)	1,006,565
		1,523,753
	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.42%
	TransDigm, Inc.
1,000,000	5.500%, 11/15/2027	875,475
	Total Wholesale Trade (Cost $2,523,750)	2,399,228

	TOTAL CORPORATE BONDS (Cost $116,950,677)	112,929,579

	BANK LOANS - 16.38%
	Aerospace & Defense - 1.63%
3,609,671	Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	3,394,228
	Aerospace/Defense - 0.85%
1,940,449	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	1,764,334
	Broadcasting - 0.22%
480,313	Nexstar Media Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	458,614
	Building Products - 0.16%
334,142	Builders FirstSource, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.000%)	323,352
	Capital Goods - 0.90%
1,916,266	SiteOne Landscape Supply Holding, Llc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	1,880,336
	Capital Markets - 1.86%
954,367	Blucora, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.000%)	942,437
3,000,000	Open Lending LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.500%)	2,940,000
	Consumer Discretionary - 0.45%
997,500	Vivint Smart Home Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%)	934,064
	Diversified Consumer Services - 0.96%
2,025,162	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%)	1,997,327
	Food Products - 1.83%
1,917,164	Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500% (c)	1,877,220
1,950,000	Bellring Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%) (c)	1,944,823
	Health Care Equipment & Services - 0.85%
1,857,143	RadNet Management, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.750%)	1,772,699
	Machinery - 0.39%
950,000	Welbilt, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	821,750
	Media - 1.17%
625,603	CBS Radio (Entercom Media Co.), Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	587,156
987,538	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	936,773
972,500	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	918,205
	Metals & Mining - 1.19%
3,427,157	U.S. Silica Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	2,481,022
	Oil, Gas & Consumable Fuels - 0.40%
980,000	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	842,800
	Pharmaceuticals - 2.00%
1,916,752	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	1,868,363
400,000	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	387,834
1,933,598	Lannett Co, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.375%)	1,906,412
	Software - 1.06%
899,278	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%)	833,181
272,712	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	262,102
191,599	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	184,145
982,315	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	940,906
	Trading Companies & Distributors - 0.46%
985,000	Foundation Building Materials Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	952,988
	TOTAL BANK LOANS (Cost $36,422,434)	34,153,071

	SHORT TERM INVESTMENTS - 7.32%
	Investment Company - 7.32%
15,259,075	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.05% (c)	15,259,075
	Total Investment Company	15,259,075

	TOTAL SHORT TERM INVESTMENTS (Cost $15,259,075)	15,259,075

	Total Investments (Cost ($213,759,117) - 100.10%	208,722,163
	Liabilities in Excess of Other Assets - (0.10)%	(202,194)
	TOTAL NET ASSETS - 100.00%	$208,519,969

(a)	Foreign Issued Securities. The total value of these securities amounted to $23,802,450 (11.41% if net assets) at June 30, 2020.
(b)	144A Securities. The total value of these securities amounted to $72,502,643 (34.77% of net assets) at June 30, 2020.
(c)	Illiquid Security. The total value of this security amounted to $524,446,577 (2.52% of net assets) at June 30, 2020.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2020.
*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of this Schedule of Investments

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2020, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2020

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2020. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,314,916	-	-	$1,314,916
Preferred Stocks	3,400,500	-	-	3,400,500
Convertible Bonds	-	41,665,022	-	41,665,022
Corporate Bonds	$-	112,929,579	-	$112,929,579
Bank Loans	-	34,153,071	-	34,153,071
Short Term Investments	15,259,075	-	-	15,259,075
Total*	$19,974,491	$188,747,672	-	$208,722,163

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2020.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased call options, but the Fund did hold written call options as of June 30, 2020. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2020.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.